Warrants - Narrative (Details) € in Thousands	7 Months Ended	12 Months Ended
	Mar. 31, 2021 EUR (€) $ / shares shares	Mar. 31, 2022 EUR (€) shares	Mar. 31, 2021 EUR (€) shares	Mar. 31, 2020 EUR (€) shares	Mar. 31, 2019 EUR (€) shares
Warrants [Line Items]
Warrant liability | €	€ 30,979	€ 12,051	€ 30,979	€ 0	€ 0
Public warrants to shares purchase ratio (in shares per warrant)			1
Warrants
Warrants [Line Items]
Number of warrants outstanding (in shares) | shares	30,735,950	30,735,950	30,735,950	0	0
Warrant liability | €	€ 31,000	€ 12,100	€ 31,000	€ 0
Public warrants
Warrants [Line Items]
Exercises of warrants (in shares) | shares	114,024	0
Weighted average exercise price of other equity instruments exercised (usd per share) | $ / shares	€ 11.50